Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 18, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Hatteras Sector Select Institutional Fund (811-22615/333-            )

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Hatteras Sector Select Institutional Fund (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-2972 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Joseph B. Andolina
Joseph B. Andolina

cc: Joshua B. Deringer